Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Smart farming
Total Revenue	$ 3,289,862	$ 2,100,819	$ 177,326
Recognized at point of time [Member]
Smart farming
Revenue	2,736,728	1,692,697
Recognized over time [Member]
Smart farming
Revenue
Consulting Services [Member]
Smart farming
Revenue	497,884	136,047
FaaS Services [Member]
Smart farming
Revenue	55,250	9,207
Ginseng sales - recognized point in time [Member]
Smart farming
Revenue		40,596	158,866
Ginseng product consulting services – recognized over time [Member]
Smart farming
Revenue		222,272	$ 18,460
Total Revenue		$ 220,000